Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥ 40,179